Financial instruments risk, Credit risk and Concentration of risk (Details) - Credit Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Credit risk [Abstract]
Average payment period of significant client	180 days
PEMEX [Member]
Concentration of risk [Abstract]
Percentage of revenue	10.00%
TMM DM [Member]
Concentration of risk [Abstract]
Percentage of revenue		14.00%
Helmsley Management [Member]
Concentration of risk [Abstract]
Percentage of revenue	13.00%	7.00%
Grupo Celanese [Member]
Concentration of risk [Abstract]
Percentage of revenue	12.00%	13.00%
Remaining Customers [Member] | Maximum [Member]
Concentration of risk [Abstract]
Percentage of revenue	5.00%	4.00%